MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
      This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.
      Effective July 13, 2023, the following information replaces similar information for the MassMutual Short-Duration Bond Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund beginning on page 3:
      Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class L	Class C
Management Fees	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None	0.25%	0.50%
Other Expenses(1)	0.05%	0.15%	0.25%	0.35%	0.25%	0.35%	0.25%	0.15%	0.10%	0.10%
Total Annual Fund Operating Expenses	0.38%	0.48%	0.58%	0.68%	0.83%	0.93%	1.08%	0.48%	0.68%	0.93%
Expense Reimbursement	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.08%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses after Expense Reimbursement(2)	0.38%	0.48%	0.58%	0.68%	0.83%	0.93%	1.08%	0.40%	0.65%	0.90%

(1)
Other Expenses have been restated to reflect current fees.

(2)
The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2024, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.40% for Classes I and Y, and 0.65% and 0.90% for Classes L and C, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A and Class L shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$39	$122	$213	$480
Class R5	$49	$154	$269	$604
Service Class	$59	$186	$324	$726
Administrative Class	$69	$218	$379	$847
Class R4	$85	$265	$460	$1,025
Class A	$343	$539	$752	$1,364
Class R3	$110	$343	$595	$1,317
Class Y	$45	$150	$265	$600
Class L	$267	$412	$570	$1,028
Class C	$143	$295	$513	$1,142

You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class L	$267	$412	$570	$1,028
Class C	$93	$295	$513	$1,142
      Effective July 13, 2023, the following information replaces similar information for the MassMutual High Yield Fund found under the heading Annual Fund Operating Expenses in the section titled Fees and Expenses of the Fund beginning on page 12:
      Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class C
Management Fees	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (Rule 12b-1) Fees	None	None	None	None	0.25%	0.25%	0.50%	None	1.00%
Other Expenses(1)	0.07%	0.17%	0.27%	0.37%	0.27%	0.37%	0.27%	0.12%	0.07%
Total Annual Fund Operating Expenses	0.54%	0.64%	0.74%	0.84%	0.99%	1.09%	1.24%	0.59%	1.54%

(1)
Other Expenses have been restated to reflect current fees.

      Effective August 1, 2023, the following information replaces similar information for the MassMutual High Yield Fund found under the heading Shareholder Fees in the section titled Fees and Expenses of the Fund on page 12:
Shareholder Fees (fees paid directly from your investment)
	Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None	None	None	None	None	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None	None	None
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as a % of the lower of the original offering price or redemption proceeds)	None	None	None	None	None	None	None	None	1.00%(1)

(1)
The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

      Effective August 1, 2023, the following information replaces similar information for the MassMutual High Yield Fund found under the heading Example in the section titled Fees and Expenses of the Fund beginning on page 12:
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
	1 Year	3 Years	5 Years	10 Years
Class I	$55	$173	$302	$677
Class R5	$65	$205	$357	$798
Service Class	$76	$237	$411	$918
Administrative Class	$86	$268	$466	$1,037
Class R4	$101	$315	$547	$1,213
Class A	$531	$757	$1,000	$1,697
Class R3	$126	$393	$681	$1,500
Class Y	$60	$189	$329	$738
Class C	$257	$486	$839	$1,834
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
Class C	$157	$486	$839	$1,834
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M(YLC)-23-02

MASSMUTUAL FUNDS
MassMutual U.S. Government Money Market Fund
MassMutual Inflation-Protected and Income Fund
MassMutual Core Bond Fund
MassMutual Diversified Bond Fund
MassMutual Balanced Fund
MassMutual Disciplined Value Fund
MassMutual Main Street Fund
MassMutual Disciplined Growth Fund
MassMutual Small Cap Opportunities Fund
MassMutual Global Fund
MassMutual International Equity Fund
MassMutual Strategic Emerging Markets Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-53 and B-56 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-53 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on page B-53 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021),

Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-54 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on pages B-56 and B-57 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
The following information replaces similar information found on page B-59 under the heading Share Ownership of Trustees and Officers of the Trust in the section titled Management of the Trust:
The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2022.
Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Allan W. Blair	None	Over $100,000
Nabil N. El-Hage	None	None
Maria D. Furman	None	None
R. Bradford Malt	None	None
C. Ann Merrifield	None	None
Cynthia R. Plouché	None	None
Jason J. Price	None	None
Susan B. Sweeney	None	None
Interested Trustees
Michael R. Fanning	None	None
Clifford M. Noreen	None	$10,001-$50,000
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-60 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,850 per quarter plus a fee of $560 per in-person meeting attended plus a fee of $560 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the

Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,850 per quarter plus a fee of $560 per in-person meeting attended plus a fee of $560 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-23-02

MASSMUTUAL FUNDS
MassMutual Short-Duration Bond Fund
MassMutual High Yield Fund
Supplement dated July 1, 2023 to the
Statement of Additional Information dated February 1, 2023, as revised on February 7, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective July 1, 2023, Michael R. Fanning has resigned his position as an Interested Trustee pending his upcoming retirement from Massachusetts Mutual Life Insurance Company and his information on pages B-52 and B-55 under the headings Interested Trustees and Additional Information About the Trustees, respectively, in the section titled Management of the Trust is hereby deleted.
Effective July 1, 2023, the following information supplements the information found on page B-52 under the heading Interested Trustees in the section titled Management of the Trust:
Paul LaPiana2 1295 State Street Springfield, MA 01111-0001 Year of birth: 1969 Trustee of the Trust since 2023 Trustee of 110 portfolios in fund complex	Trustee of the Trust
Director (since 2023), President (2021-2023), MML Advisers; Head of Brand, Product, and Affiliated Distribution (since 2023), Head of MassMutual U.S. Product (2019-2023), Head of Field Management (2016-2019), MassMutual; Trustee (since 2023), President (2021-2023), MassMutual Select Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Premier Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MassMutual Advantage Funds (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund (open-end investment company); Trustee (since 2023), President (2021-2023), MML Series Investment Fund II (open-end investment company).
2 Mr. LaPiana is an “Interested Person,” as that term is defined in the 1940 Act, as an employee of MassMutual.
Effective July 1, 2023, the following information replaces similar information found on pages B-52 and B-53 under the heading Principal Officers in the section titled Management of the Trust:
Andrea Anastasio 1295 State Street Springfield, MA 01111-0001 Year of birth: 1974 Officer of the Trust since 2021 Officer of 110 portfolios in fund complex	President of the Trust
President (since 2023), Vice President (2021-2023), MML Advisers; Head of Investment Management Solutions (since 2021), MassMutual; Head of Investment Strategy and Research, North America (2019-2021), Head of Investment Product Management (2016-2019), State Street Global Advisors; President (since 2023), Vice President (2021-2023), MassMutual Select Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Premier Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MassMutual Advantage Funds (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund (open-end investment company); President (since 2023), Vice President (2021-2023), MML Series Investment Fund II (open-end investment company).
Effective July 1, 2023, the information for Paul LaPiana on page B-53 under the heading Principal Officers in the section titled Management of the Trust is hereby deleted.

Effective July 1, 2023, the following information supplements the information found on pages B-55 and B-56 under the heading Additional Information About the Trustees in the section titled Management of the Trust:
Paul LaPiana — As an executive of insurance and financial services companies with over 20 years’ experience, Mr. LaPiana has experience with financial, regulatory, and operational issues. Mr. LaPiana holds a BS in Finance from San Diego University and is a Certified Financial Planner™ professional.
The following information replaces similar information found on page B-58 under the heading Share Ownership of Trustees and Officers of the Trust in the section titled Management of the Trust:
The table below sets forth information regarding the Trustees’ beneficial ownership of Fund shares, based on the value of such shares as of December 31, 2022.
Name of Trustee	The Dollar Range of Equity Securities Beneficially Owned in the Trust	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Allan W. Blair	None	Over $100,000
Nabil N. El-Hage	None	None
Maria D. Furman	None	None
R. Bradford Malt	None	None
C. Ann Merrifield	None	None
Cynthia R. Plouché	None	None
Jason J. Price	None	None
Susan B. Sweeney	None	None
Interested Trustees
Michael R. Fanning	None	None
Clifford M. Noreen	None	$10,001-$50,000
Effective July 1, 2023, the following information replaces the first paragraph under the heading Trustee Compensation found on page B-59 in the section titled Management of the Trust:
Effective July 1, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,850 per quarter plus a fee of $560 per in-person meeting attended plus a fee of $560 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, including the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
From January 1, 2023 through June 30, 2023 the Trust, on behalf of each Fund, pays each of its Trustees who is not an officer or employee of MassMutual a fee of $3,850 per quarter plus a fee of $560 per in-person meeting attended plus a fee of $560 for the annual Contract Committee meeting. The Chairperson of the Board is paid an additional 40% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairpersons of each of the Audit Committee and the Contract Committee are paid an additional 10% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. The Chairperson of the Nominating and Governance Committee is paid an additional 7% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. Such Trustees who serve on the Audit Committee, other than the Chairperson, are paid an additional 4% of the quarterly fee, the in-person meeting fee, and the Contract Committee meeting fee. No additional fees are paid for attending any other committee meetings or any special telephonic meetings. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M(YLC)-23-02